Item 1. Report to Shareholders
T. Rowe Price Health Sciences Portfolio

Certified Financials

Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)

                           For a share outstanding throughout each period
                        ------------------------------------------------------

Health Sciences shares         6 Months           Year       12/29/00
                                  Ended          Ended        Through
                                6/30/03       12/31/02       12/31/01
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period        $       6.56   $       9.12   $      10.00

Investment activities

  Net investment
  income (loss)                   (0.02)         (0.04)         (0.03)

  Net realized
  and unrealized
  gain (loss)                      1.56          (2.52)         (0.85)

  Total from
  investment
  activities                       1.54          (2.56)         (0.88)

NET ASSET VALUE

End of period              $       8.10   $       6.56   $       9.12
                           -----------------------------------------------------

Ratios/Supplemental Data

Total return^                     23.48%        (28.07)%        (8.75)%

Ratio of total
expenses to
average net
assets                             0.95%!          0.95%          0.95%

Ratio of net
investment
income (loss)
to average
net assets                       (0.52)%!        (0.55)%        (0.42)%

Portfolio
turnover rate                      46.2%!          62.2%          81.1%

Net assets,
end of period
(in thousands)             $      5,130     $      3,564   $      4,671



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

Financial Highlights
--------------------------------------------------------------------------------

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)

                                                     For a share outstanding
                                                      throughout each period
--------------------------------------------------------------------------------

  Health Sciences-II shares                       6 Months        4/30/02
                                                     Ended        Through
                                                   6/30/03       12/31/02
--------------------------------------------------------------------------------

  NET ASSET VALUE

  Beginning of period                            $    6.55      $    7.96

  Investment activities

     Net investment income (loss)                    (0.03)         (0.03)

     Net realized and
     unrealized gain (loss)                           1.56          (1.38)

     Total from
     investment activities                            1.53          (1.41)

  NET ASSET VALUE
  End of period                                  $    8.08      $    6.55
                                                --------------------------------

  Ratios/Supplemental Data

  Total return^                                      23.36%        (17.71)%

  Ratio of total expenses to
  average net assets                                  1.20%!          1.20%!


  Ratio of net investment
  income (loss) to average
  net assets                                        (0.77)%!        (0.75)%!

  Portfolio turnover rate                             46.2%!          62.2%

  Net assets,
  end of period
  (in thousands)                                  $     102       $      82



^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
!    Annualized


The accompanying notes are an integral part of these financial statements.

Statement of Net Assets
--------------------------------------------------------------------------------

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)

                                                    Shares          Value
--------------------------------------------------------------------------------
                                                             In thousands

COMMON STOCKS  99.5%

BIOTECHNOLOGY  39.8%

International Biotechnology  0.4%

Actelion (CHF) *                                       310      $      21

                                                                       21


Other Biotechnology  3.9%

Alexion Pharmaceutical *                             1,220             21

Amylin Pharmaceuticals *                             1,390             30

Cubist Pharmaceuticals *                             3,200             34

Esperion Therapeutics *                              1,230             24

Exelixis *                                           4,700             33

Ligand Pharmaceuticals, Class B *                    1,410             19

NeoRx *                                              1,700              6

Regeneron Pharmaceuticals *                            860             13

Tularik *                                              530              5

Vicuron Pharmaceuticals *                            1,050             15

ViroPharma *                                           900              2

XOMA *                                                 300              2

                                                                      204


U.S. Major-Biotechnology 35.5%

Abgenix *!!                                          2,750             29

Alkermes *                                           6,470             70

Amgen *!!                                            3,830            254

Biogen *!!                                             400             15

Cephalon *                                           4,230            174

CV Therapeutics *                                    1,600             47

Genentech *!!                                        1,310             95

Gilead Sciences *!!                                  5,050            281

Human Genome Sciences *                              2,280             29

IDEC Pharmaceuticals *!!                             3,008            102

Imclone Systems *!!                                  2,380             75

Medicines Company *!!                                3,860             76

MedImmune *!!                                        3,710            135

Millennium Pharmaceuticals *                         2,400             38

Neurocrine Biosciences *!!                           2,061            103

NPS Pharmaceuticals *                                2,900             71

OSI Pharmaceuticals *                                1,100             35

Protein Design Labs *                                  900             13

Transkaryotic Therapies *                            1,720             20

Trimeris *!!                                         3,700            169

Vertex Pharmaceuticals *                             1,800             26

                                                                    1,857

Total Biotechnology                                                 2,082


LIFE SCIENCES  1.3%

Life Sciences  1.3%

Invitrogen *                                           320             12

Symyx Technologies *                                 2,400             39

Waters Corporation *!!                                 600             18

Total Life Sciences                                                    69


PHARMACEUTICALS  24.4%

International Pharmaceuticals  1.0%

Fujisawa Pharmaceutical (JPY)                          500              9

Sanofi-Synthelabo (EUR)                                750             44

                                                                       53


U.S. Major- Pharmaceutical 23.4%

Abbott Laboratories !!                               2,600            114

Allergan !!                                          1,350            104

AstraZeneca ADR                                        900             37

Barr Laboratories *                                    800             52

Biovail *!!                                          1,800             85

Eli Lilly !!                                         1,245             86

Forest Laboratories *!!                              2,300            126

Johnson & Johnson                                    1,180             61

Noven Pharmaceuticals *                              1,800             18

Pfizer                                               7,028            240

Salix Pharmaceuticals *                              2,900             30

Schering-Plough                                      1,515             28

Teva Pharmaceutical ADR !!                           1,700             97

Wyeth !!                                             3,240            148

                                                                    1,226

Total Pharmaceuticals                                               1,279


PRODUCTS & DEVICES  7.3%

Implants  7.3%

Advanced Neuromodulation Systems *                     750             39

Aspect Medical Systems *                             2,400             17

Baxter International                                   260              7

Biomet                                                 560             16

Boston Scientific *                                  2,260            138

C. R. Bard                                             700             50

CTI Molecular Imaging *                                100              2

EPIX Medical *                                       1,700             24

Fischer Imaging *                                    2,800             14

Medtronic                                              300             14

St. Jude Medical *                                     710             41

Stryker                                                300             21

Total Products & Devices                                              383

SERVICES  21.8%

Distribution  5.7%

AmerisourceBergen !!                                   540      $      37

Cardinal Health !!                                   1,150             74

Omnicare !!                                          5,470            185

                                                                      296


Other Services  1.2%

Laboratory Corporation of America *                  2,150             65

                                                                       65


Payors  13.2%

Anthem *!!                                           3,600            278

UnitedHealth Group                                   5,600            281

WellPoint Health Networks *                          1,530            129

                                                                      688


Providers  1.7%

Davita *                                               700             19

HCA !!                                               1,260             40

Triad Hospitals *                                    1,270             32

                                                                       91

Total Services                                                      1,140

Total Miscellaneous Common

Stocks 4.9%                                                           257

Total Common Stocks (Cost $4,565)                                   5,210


OPTIONS WRITTEN  (1.6%)

Abbott Laboratories

  Call, 11/22/2003 @ $47.50 *                         (400)            (1)

Abgenix

  Call, 7/19/2003 @ $12.50 *                          (300)             0

Allergan

  Call, 10/18/2003 @ $85.00 *                         (100)             0

  Call, 7/19/2003 @ $80.00 *                          (300)            (1)

AmerisourceBergen

  Call, 8/16/2003 @ $55.00 *                          (200)            (3)

  Call, 8/16/2003 @ $60.00 *                          (300)            (3)

Amgen

  Call, 10/18/2003 @ $65.00 *                         (600)            (3)

  Call, 7/19/2003 @ $60.00 *                        (1,200)            (7)

  Call, 7/19/2003 @ $65.00 *                          (800)            (2)

  Put, 7/19/2003 @ $60.00 *                           (100)             0

  Put, 7/19/2003 @ $65.00 *                           (300)             0

Amylin Pharmaceuticals

  Put, 10/18/2003 @ $25.00 *                          (200)            (1)

Anthem

  Call, 9/20/2003 @ $70.00 *                          (100)            (1)

  Put, 9/20/2003 @ $70.00 *                           (100)             0

Baxter International

  Put, 1/17/2004 @ $25.00 *                           (300)            (1)

Biogen

  Call, 10/18/2003 @ $40.00 *                         (300)            (1)

  Put, 10/18/2003 @ $40.00 *                          (200)            (1)

Biovail, Call, 7/19/2003 @ $50.00 *                   (300)             0

Boston Scientific

  Put, 11/22/2003 @ $65.00 *                          (300)            (2)

  Put, 8/16/2003 @ $65.00 *                           (100)            (1)

Bristol-Meyers Squibb

  Put, 1/17/2004 @ $25.00 *                           (200)             0

  Put, 1/17/2004 @ $30.00 *                           (500)            (2)

Cardinal Health

  Call, 8/16/2003 @ $65.00 *                          (100)             0

  Call, 9/20/2003 @ $60.00 *                          (200)            (1)

  Call, 9/20/2003 @ $70.00 *                          (400)            (1)

Cephalon

  Put, 1/17/2004 @ $40.00 *                           (100)            (1)

  Put, 11/22/2003 @ $40.00 *                          (100)             0

Eli Lilly

  Call, 10/18/2003 @ $75.00 *                         (200)            (1)

  Call, 7/19/2003 @ $55.00 *                          (300)            (4)

  Call, 7/19/2003 @ $60.00 *                          (100)            (1)

  Call, 7/19/2003 @ $65.00 *                          (300)            (1)

  Call, 7/19/2003 @ $70.00 *                          (100)             0

Forest Laboratories

  Call, 11/22/2003 @ $55.00 *                         (300)            (2)

  Call, 11/22/2003 @ $60.00 *                         (100)             0

  Call, 8/16/2003 @ $57.50 *                          (100)             0

  Call, 8/16/2003 @ $60.00 *                          (100)             0

  Put, 11/22/2003 @ $50.00 *                          (100)             0

  Put, 8/16/2003 @ $50.00 *                           (100)             0

Genentech

  Call, 7/19/2003 @ $75.00 *                          (100)             0

  Call, 7/19/2003 @ $80.00 *                          (600)            (1)

  Put, 1/17/2004 @ $55.00 *                           (500)            (1)

  Put, 1/17/2004 @ $60.00 *                           (300)            (1)

  Put, 1/17/2004 @ $65.00 *                           (300)            (2)

  Put, 7/19/2003 @ $70.00 *                           (100)             0

Gilead Sciences

  Call, 7/19/2003 @ $55.00 *                          (100)             0

  Call, 7/19/2003 @ $60.00 *                          (200)             0

  Call, 8/16/2003 @ $45.00 *                          (200)            (3)

  Put, 7/19/2003 @ $50.00 *                           (100)             0

  Put, 8/16/2003 @ $50.00 *                           (100)             0

Guidant

  Put, 1/17/2004 @ $40.00 *                           (100)     $       0

  Put, 1/17/2004 @ $45.00 *                           (200)            (1)

HCA, Call, 8/16/2003 @ $35.00 *                       (300)             0

IDEC Pharmaceuticals

  Call, 10/18/2003 @ $40.00 *                         (300)             0

  Call, 7/19/2003 @ $35.00 *                          (100)             0

  Call, 7/19/2003 @ $40.00 *                          (600)             0

  Call, 8/16/2003 @ $40.00 *                          (600)            (1)

  Put, 10/18/2003 @ $35.00 *                          (100)            (1)

  Put, 7/19/2003 @ $40.00 *                           (300)            (2)

Imclone Systems

  Call, 8/16/2003 @ $22.50 *                          (100)            (1)

  Put, 8/16/2003 @ $30.00 *                           (100)             0

Invitrogen

  Put, 11/22/2003 @ $40.00 *                          (100)            (1)

Medicines Company

  Call, 7/19/2003 @ $20.00 *                          (200)             0

MedImmune

  Call, 12/20/2003 @ $42.50 *                         (200)             0

  Call, 9/20/2003 @ $37.50 *                        (1,700)            (4)

  Call, 9/20/2003 @ $40.00 *                          (600)            (1)

  Put, 7/19/2003 @ $35.00 *                           (100)             0

  Put, 9/20/2003 @ $35.00 *                           (100)             0

Merck, Put, 1/17/2004 @ $55.00 *                      (100)             0

Millennium Pharmaceuticals

  Put, 11/22/2003 @ $17.50 *                          (100)            (1)

Neurocrine Biosciences

  Call, 11/22/2003 @ $60.00 *                         (100)             0

  Call, 8/16/2003 @ $50.00 *                          (400)            (2)

  Call, 8/16/2003 @ $60.00 *                          (200)             0

  Put, 8/16/2003 @ $50.00 *                           (100)             0

Omnicare

  Call, 9/20/2003 @ $35.00 *                          (300)             0

Teva Pharmaceutical

  Call, 9/20/2003 @ $45.00 *                          (300)            (4)

Trimeris

  Call, 10/18/2003 @ $50.00 *                         (600)            (1)

  Call, 10/18/2003 @ $55.00 *                         (400)             0

  Call, 7/19/2003 @ $45.00 *                          (200)            (0)

Universal Health Services

  Put, 10/18/2003 @ $45.00 *                          (600)            (4)

Waters Corporation

  Call, 8/16/2003 @ $25.00 *                          (300)            (1)





Wyeth

  Call, 10/18/2003 @ $40.00 *                       (1,000)            (7)

  Call, 7/19/2003 @ $40.00 *                          (600)            (3)

  Put, 10/18/2003 @ $45.00 *                          (100)             0

Total Options Written (Cost $(63))                                    (85)


SHORT-TERM INVESTMENTS  2.6%

Money Market Funds 2.6%

T. Rowe Price Reserve Investment

  Fund, 1.16% #                                    136,092            136

Total Short-Term Investments (Cost $136)                              136


Total Investments in Securities

100.5% of Net Assets (Cost $4,638)                              $   5,261

Other Assets Less Liabilities                                         (29)

NET ASSETS                                                      $   5,232
                                                                ---------

Net Assets Consist of:


Undistributed net investment income (loss)                      $     (11)

Undistributed net realized gain (loss)                             (1,054)

Net unrealized gain (loss)                                            623

Paid-in-capital applicable to 645,606
shares of $0.0001 par value capital
stock outstanding; 1,000,000,000
shares of the Corporation authorized                                5,674

NET ASSETS                                                      $   5,232
                                                                ---------

NET ASSET VALUE PER SHARE

Health Sciences Portfolio-shares
($5,130,216/633,043 shares outstanding)                         $    8.10
----------- -------                                             ---------

Health Sciences Portfolio-II shares
($101,529/12,563 shares outstanding)                            $    8.08
--------- ------                                                ---------

#    Seven-day yield
*    Non-income producing
!! All or a portion of this security is pledged to cover written call options at June 30, 2003--See Note 2.
ADR  American Depository Receipts
CHF  Swiss franc
EUR  Euro
JPY  Japanese yen

The accompanying notes are an integral part of these financial statements.

Statement of Operations
--------------------------------------------------------------------------------

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                             6 Months
                                                                Ended
                                                              6/30/03
--------------------------------------------------------------------------------

Investment Income (Loss)
Income

  Dividend                                                 $        8

  Income distributions from mutual funds                            1

  Total income                                                      9

Investment management and administrative expense                   20

Net investment income (loss)                                      (11)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                     (214)

  Written options                                                  (3)

  Net realized gain (loss)                                       (217)

Change in net unrealized gain (loss)

  Securities                                                    1,153

  Written options                                                 (14)

  Change in net unrealized gain (loss)                          1,139

Net realized and unrealized gain (loss)                           922

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $      911
                                                           ----------



The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
Certified Financials
(Unaudited)
In thousands

                                                  6 Months           Year
                                                     Ended          Ended
                                                   6/30/03       12/31/02
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

     Net investment income (loss)                $     (11)     $     (22)

     Net realized gain (loss)                         (217)          (481)

     Change in net unrealized gain (loss)            1,139           (857)

     Increase (decrease) in net
     assets from operations                            911         (1,360)

Capital share transactions *

  Shares sold

     Health Sciences shares                            797            999

     Health Sciences-II shares                          --            100

  Shares redeemed

     Health Sciences shares                           (122)          (764)

Increase (decrease) in net assets from
capital share transactions                             675            335

Net Assets

Increase (decrease) during period                    1,586         (1,025)

Beginning of period                                  3,646          4,671

End of period                                    $   5,232      $   3,646
                                                --------------------------------

*Share information

  Shares sold

     Health Sciences shares                            108            132

     Health Sciences-II shares                        --               13

  Shares redeemed

     Health Sciences shares                            (18)          (101)

  Increase (decrease) in shares outstanding             90             44



The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Health Sciences Portfolio
--------------------------------------------------------------------------------
Certified Financials
June 30, 2003 (Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. The fund has two classes of shares: Health Sciences Portfolio (Health Sciences class), offered since December 29, 2000, and Health Sciences Portfolio-II, offered since April 30, 2002. Health Sciences-II sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation
     Investments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Purchased and written options are valued at the mean of the closing bid and ask prices.

     Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Most foreign markets close before the NYSE. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE normally will not be reflected in security valuations. However, if such developments are so significant that they will, in the judgment of the officers of the fund, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation
     Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Class Accounting
     Health Sciences-II pays distribution and administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets. Management and administrative fee expense, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

     Other
     Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Options
     Call and put options give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Statement of Net Assets at market value. Transactions in options written and related premiums received during the six months ended June 30, 2003, were as follows:
--------------------------------------------------------------------------------

                                                 Number of
                                                 Contracts       Premiums
--------------------------------------------------------------------------------

Outstanding at beginning of period                     152      $  26,000

Written                                                590        137,000

Expired                                                (63)        (6,000)

Closed                                                (442)       (94,000)

Outstanding at end of period                           237      $  63,000
                                                  ------------------------------

--------------------------------------------------------------------------------

     Other
     Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,581,000 and $951,000, respectively, for the six months ended June 30, 2003.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2003.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year; consequently, $45,000 of realized losses recognized for financial reporting purposes in the year ended December 31, 2002 were recognized for tax purposes on January 1, 2003. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2002, the fund had $789,000 of unused capital loss carryforwards, of which $355,000 expire in 2009, and $434,000 expire in 2010.

     At June 30, 2003, the cost of investments for federal income tax purposes was $4,638,000. Net unrealized gain aggregated $623,000 at period-end, of which $995,000 related to appreciated investments and $372,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.95% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At June 30, 2003, $9,000 was payable under the agreement.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2003, totaled $1,000.



Item 2.  Code of Ethics.

Not required at this time.

Item 3.  Audit Committee Financial Expert.

Not required at this time.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not required at this time.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) Not required at this time.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.




                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     August 22, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     August 22, 2003